Schedule I - Condensed Financial Information Of Registrant	12 Months Ended
Dec. 31, 2014
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information Of Registrant
SCHEDULE I – CONDENSED FINANCIAL INFORMATION OF REGISTRANT

IPALCO ENTERPRISES, INC.
Schedule I – Condensed Financial Information of Registrant
Unconsolidated Balance Sheets
(In Thousands)
	December 31,
	2014	2013
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$1,785	$2,790
Deferred tax asset - current	20,231	40
Prepayments and other current assets	165	151
Total current assets	22,181	2,981
OTHER ASSETS:
Investment in subsidiaries	930,554	844,504
Other investments	3,178	3,078
Deferred tax asset – long term	282	27
Deferred financing costs	4,563	6,427
Total other assets	938,577	854,036
TOTAL	$960,758	$857,017
CAPITALIZATION AND LIABILITIES
CAPITALIZATION:
Common shareholder’s equity:
Paid in capital	$168,610	$61,468
Accumulated deficit	(17,339)	(13,694)
Total common shareholder’s equity	151,271	47,774
Long-term debt	798,653	797,752
Total capitalization	949,924	845,526
CURRENT LIABILITIES:
Accounts payable and accrued expenses	251	293
Accrued income taxes	—	590
Accrued interest	10,583	10,583
Total current liabilities	10,834	11,466
DEFERRED CREDITS AND OTHER LONG-TERM LIABILITIES	—	25
TOTAL	$960,758	$857,017

See notes to Schedule I

IPALCO ENTERPRISES, INC.
Schedule I – Condensed Financial Information of Registrant
Unconsolidated Statements of Income
(In Thousands)
	2014	2013	2012
Equity in earnings of subsidiaries	$106,252	$93,344	$101,023
Income tax benefit – net	21,227	19,971	20,181
Interest on long-term debt	(49,000)	(49,000)	(49,000)
Amortization of redemption premiums and expense on debt	(2,765)	(2,581)	(2,417)
Other – net	(959)	(898)	(1,004)
NET INCOME	$74,755	$60,836	$68,783

See notes to Schedule I

IPALCO ENTERPRISES, INC.
Schedule I – Condensed Financial Information of Registrant
Unconsolidated Statements of Cash Flows
(In Thousands)
	2014	2013	2012
CASH FLOWS FROM OPERATIONS:
Net income	$74,755	$60,836	$68,783
Adjustments to reconcile net income to net cash
provided by operating activities:
Equity in earnings of subsidiaries	(106,252)	(93,344)	(101,023)
Cash dividends received from subsidiary companies	127,400	90,150	96,914
Amortization of debt issuance costs and discounts	2,765	2,581	2,417
Deferred income taxes – net	(20,445)	81	22
Charges related to early extinguishment of debt	—	377	—
Change in certain assets and liabilities:
Income taxes receivable or payable	(501)	(681)	(533)
Accounts payable and accrued expenses	(599)	(166)	(546)
Other – net	255	(312)	166
Net cash provided by operating activities	77,378	59,522	66,200
CASH FLOWS FROM INVESTING ACTIVITIES:
Investment in subsidiaries	(106,383)	(49,073)	15
Net cash provided by (used in) investing activities	(106,383)	(49,073)	15
CASH FLOWS FROM FINANCING ACTIVITIES:
Dividends on common stock	(78,400)	(59,500)	(66,600)
Equity contribution from AES	106,400	49,091	—
Net cash used in financing activities	28,000	(10,409)	(66,600)
Net change in cash and cash equivalents	(1,005)	40	(385)
Cash and cash equivalents at beginning of period	2,790	2,750	3,135
Cash and cash equivalents at end of period	$1,785	$2,790	$2,750

See notes to Schedule I

IPALCO ENTERPRISES, INC.
Schedule I - Condensed Financial Information of Registrant
Unconsolidated Statements of Common Shareholder's Equity (Deficit)
(In Thousands)
	Paid in Capital	Accumulated Deficit	Total
2012
Beginning Balance	$11,367	$(17,213)	$(5,846)
Net income		68,783	68,783
Distributions to AES		(66,600)	(66,600)
Contributions from AES	444		444
Balance at December 31, 2012	$11,811	$(15,030)	$(3,219)
2013
Net income		60,836	60,836
Distributions to AES		(59,500)	(59,500)
Contributions from AES	49,657		49,657
Balance at December 31, 2013	$61,468	$(13,694)	$47,774
2014
Net income		74,755	74,755
Distributions to AES		(78,400)	(78,400)
Contributions from AES	107,142		107,142
Balance at December 31, 2014	$168,610	$(17,339)	$151,271

See notes to Schedule I
1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Accounting for Subsidiaries and Affiliates – IPALCO has accounted for the earnings of its subsidiaries on the equity method in the unconsolidated condensed financial information.

2. SHAREHOLDER’S EQUITY

On June 27, 2014, and July 31, 2013, IPALCO received equity capital contributions of $106.4 million and $49.1 million, respectively, from AES for funding needs related to IPL’s environmental and replacement generation projects. IPALCO then made the same equity capital contributions to IPL.

Agreement to Sell Minority Interest in IPALCO

On December 15, 2014, AES announced that it entered into an agreement with CDPQ, a long-term institutional investor headquartered in Quebec, Canada.  Pursuant to the agreement, on February 11, 2015 CDPQ purchased from AES 15% of AES U.S. Investments and 100 shares of IPALCO’s common stock were issued to CDPQ. In addition, CDPQ agreed to invest approximately $349 million in IPALCO through 2016, in exchange for a 17.65% equity stake, funding existing growth and environmental projects at IPL.

After completion of these transactions, CDPQ’s direct and indirect interests in IPALCO will total 30%, AES will own 85% of AES U.S. Investments, and AES U.S. Investments will own 82.35% of IPALCO.  There will be no significant change in management or operational control of AES U.S. Investments, IPALCO or IPL as a result of these transactions.

In connection with the initial closing under the agreement, CDPQ,  AES U.S. Investments, and IPALCO entered into a Shareholders’ Agreement. The Shareholders’ Agreement established the general framework governing the relationship between and among CDPQ and AES U.S. Investments, and their respective successors and transferees, as shareholders of IPALCO.  Pursuant to the Shareholders’ Agreement, the board of directors of IPALCO will initially consist of 11 directors, two nominated by CDPQ and 9 nominated by AES U.S. Investments. The Shareholders’ Agreement contains restrictions on IPALCO making certain major decisions without the prior affirmative vote of a majority of the board of directors of IPALCO.  In addition, for so long as CDPQ holds at least 5% of IPALCO’s common shares, CDPQ will have review and consultation rights with respect to certain actions of IPALCO.  Certain transfer restrictions and other transfer rights apply to CDPQ and AES U.S. Investments under the Shareholders’ Agreement, including certain rights of first offer, drag along rights, tag along rights, put rights and rights of first refusal.

On February 11, 2015, in connection with the initial closing under the Subscription Agreement and the entry into the Shareholder’s Agreement, IPALCO submitted the Third Amended and Restated Articles of Incorporation for filing with the Indiana Secretary of State, as approved and adopted by the IPALCO Board. The purpose of the Third Amended and Restated Articles of Incorporation is to amend, among other things, Article VI of the Second Amended and Restated Articles of Incorporation of IPALCO in order to effectuate changes to the size and composition of the IPALCO Board in furtherance of the terms and conditions of the IPALCO Shareholder’s Agreement.
3. INDEBTEDNESS

The following table presents IPALCO’s long-term indebtedness:

		December 31,
Series	Due	2014	2013
		(In Thousands)
Long-Term Debt
7.25% Senior Secured Notes	April 2016	$400,000	$400,000
5.00% Senior Secured Notes	May 2018	400,000	400,000
Unamortized discount – net		(1,347)	(2,248)
Total Long-term Debt		798,653	797,752
Less: Current Portion of Long-term Debt		—	—
Net Long-term Debt		$798,653	$797,752

Long-term Debt

IPALCO’s Senior Secured Notes

The 2016 IPALCO Notes and 2018 IPALCO Notes are secured by IPALCO’s pledge of all of the outstanding common stock of IPL.